Eaton Vance
Tax-Managed Growth Fund 1.2
March 31, 2022 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.2 (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2022, the value of the Fund’s investment in the Portfolio was $1,202,782,800 and the Fund owned 3.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Eaton Vance
Tax-Managed Growth Portfolio
March 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 99.3%
Security	Shares	Value
Aerospace & Defense — 1.2%
Boeing Co. (The)(1)	882,797	$ 169,055,625
General Dynamics Corp.	117,303	28,291,138
Hexcel Corp.	107,007	6,363,706
Howmet Aerospace, Inc.	4	144
Huntington Ingalls Industries, Inc.	2,300	458,712
L3Harris Technologies, Inc.	8,540	2,121,934
Lockheed Martin Corp.	138,576	61,167,446
Northrop Grumman Corp.	65,058	29,095,239
Raytheon Technologies Corp.	1,236,000	122,450,520
Textron, Inc.	9,462	703,784
TransDigm Group, Inc.(1)	3,386	2,206,114
		$ 421,914,362
Air Freight & Logistics — 1.2%
C.H. Robinson Worldwide, Inc.	222,121	$ 23,924,653
Expeditors International of Washington, Inc.	22,997	2,372,371
FedEx Corp.	359,477	83,179,383
GXO Logistics, Inc.(1)	97,791	6,976,410
United Parcel Service, Inc., Class B	1,390,107	298,122,347
		$ 414,575,164
Airlines — 0.0%(2)
American Airlines Group, Inc.(1)	61,732	$ 1,126,609
Delta Air Lines, Inc.(1)	61,964	2,451,915
Southwest Airlines Co.(1)	28,371	1,299,392
		$ 4,877,916
Auto Components — 0.5%
Adient PLC(1)	8,500	$ 346,545
Aptiv PLC(1)	1,022,078	122,352,957
BorgWarner, Inc.	800	31,120
Dorman Products, Inc.(1)	20,730	1,969,972
Fox Factory Holding Corp.(1)	800	78,360
Garrett Motion, Inc.(1)	6,726	48,360
Gentex Corp.	1,443,192	42,097,911
		$ 166,925,225
Automobiles — 0.6%
Ford Motor Co.	1,219,179	$ 20,616,317
General Motors Co.(1)	96,097	4,203,283
Harley-Davidson, Inc.	800	31,520
Mercedes-Benz Group AG	18,000	1,261,800
Security	Shares	Value
Automobiles (continued)
Tesla, Inc.(1)	170,076	$ 183,273,897
Toyota Motor Corp. ADR	5,100	919,275
		$ 210,306,092
Banks — 3.8%
Bank of America Corp.	4,525,788	$ 186,552,981
Bank of Hawaii Corp.	557	46,744
Bank of Montreal	4	472
Citigroup, Inc.	942,993	50,355,826
Commerce Bancshares, Inc.	79,477	5,689,759
CVB Financial Corp.	608,432	14,121,707
Fifth Third Bancorp	1,793,637	77,198,137
First Citizens BancShares, Inc., Class A	92	61,235
First Republic Bank	2,010	325,821
Glacier Bancorp, Inc.	40,000	2,011,200
HSBC Holdings PLC	220,592	1,516,602
HSBC Holdings PLC ADR	424	14,509
Huntington Bancshares, Inc.	144,510	2,112,736
ING Groep NV ADR	125	1,304
JPMorgan Chase & Co.	4,285,806	584,241,074
KeyCorp	72,748	1,628,100
Live Oak Bancshares, Inc.	15,000	763,350
M&T Bank Corp.	123,069	20,860,196
Pinnacle Financial Partners, Inc.	34,686	3,193,887
PNC Financial Services Group, Inc. (The)	128,381	23,679,876
Regions Financial Corp.	762,628	16,976,099
Signature Bank	3,359	985,833
Societe Generale S.A.	405,793	10,878,226
SVB Financial Group(1)	31,685	17,726,173
Synovus Financial Corp.	1,565	76,685
Toronto-Dominion Bank (The)	569	45,190
Truist Financial Corp.	1,695,592	96,140,066
U.S. Bancorp	1,103,480	58,649,962
Webster Financial Corp.	83,390	4,679,847
Wells Fargo & Co.	3,755,018	181,968,172
Western Alliance Bancorp	23,987	1,986,603
Zions Bancorp N.A.	53,870	3,531,717
		$ 1,368,020,089
Beverages — 1.9%
Anheuser-Busch InBev SA/NV ADR	75,379	$ 4,527,263
Boston Beer Co., Inc. (The), Class A(1)	4,730	1,837,463
Brown-Forman Corp., Class A	17,399	1,091,613
Brown-Forman Corp., Class B	420,049	28,151,684
Coca-Cola Co. (The)	3,958,970	245,456,140
Constellation Brands, Inc., Class A	118,245	27,234,188

Eaton Vance
Tax-Managed Growth Portfolio
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Beverages (continued)
Diageo PLC ADR	9,771	$ 1,984,881
Keurig Dr Pepper, Inc.	21,979	833,004
Molson Coors Beverage Co., Class B	55,737	2,975,241
Monster Beverage Corp.(1)	176,096	14,070,070
PepsiCo, Inc.	2,130,159	356,546,014
		$ 684,707,561
Biotechnology — 2.1%
2seventy bio, Inc.(1)	166	$ 2,832
AbbVie, Inc.	1,187,622	192,525,402
Agios Pharmaceuticals, Inc.(1)	74,972	2,182,435
Alkermes PLC(1)	5,000	131,550
Alnylam Pharmaceuticals, Inc.(1)	9,409	1,536,396
Amgen, Inc.	695,154	168,102,140
argenx SE ADR(1)	308,910	97,402,412
Biogen, Inc.(1)	30,942	6,516,385
Bluebird Bio, Inc.(1)	500	2,425
Blueprint Medicines Corp.(1)	38,575	2,464,171
Exact Sciences Corp.(1)	243,557	17,029,505
Exact Sciences Corp.(1)(3)	8,313	581,245
Gilead Sciences, Inc.	1,152,051	68,489,432
Incyte Corp.(1)	103,220	8,197,732
Moderna, Inc.(1)	343,592	59,187,158
Natera, Inc.(1)	14,283	581,033
Neurocrine Biosciences, Inc.(1)	219,845	20,610,469
Regeneron Pharmaceuticals, Inc.(1)	31,422	21,945,753
Seagen, Inc.(1)	5,662	815,611
Vertex Pharmaceuticals, Inc.(1)	348,914	91,056,087
		$ 759,360,173
Building Products — 0.5%
A.O. Smith Corp.	32,488	$ 2,075,658
Carlisle Cos., Inc.	71,809	17,659,269
Carrier Global Corp.	239,837	11,001,323
Fortune Brands Home & Security, Inc.	17,806	1,322,630
Johnson Controls International PLC	355,201	23,290,530
Lennox International, Inc.	381,979	98,497,105
Masco Corp.	38,565	1,966,815
Resideo Technologies, Inc.(1)	11,209	267,111
Trane Technologies PLC	54,826	8,371,930
Trex Co., Inc.(1)	3,070	200,563
		$ 164,652,934
Capital Markets — 4.5%
Affiliated Managers Group, Inc.	58,916	$ 8,304,210
Ameriprise Financial, Inc.	99,325	29,833,257
Security	Shares	Value
Capital Markets (continued)
Ares Management Corp., Class A	44,772	$ 3,636,830
Bank of New York Mellon Corp. (The)	708,996	35,187,471
BlackRock, Inc.	49,012	37,453,500
Blackstone, Inc.	342,444	43,469,841
Brookfield Asset Management, Inc., Class A	272,575	15,419,568
Carlyle Group, Inc. (The)	457,373	22,370,113
Cboe Global Markets, Inc.	194,610	22,267,276
Charles Schwab Corp. (The)	3,753,608	316,466,690
CME Group, Inc.	247,535	58,878,675
FactSet Research Systems, Inc.	97,345	42,262,332
Federated Hermes, Inc., Class B	66,210	2,255,113
Franklin Resources, Inc.	211,191	5,896,453
Goldman Sachs Group, Inc. (The)	1,134,815	374,602,431
Intercontinental Exchange, Inc.	154,759	20,446,759
Invesco, Ltd.	11,064	255,136
LPL Financial Holdings, Inc.	160,206	29,266,432
Moody's Corp.	270,102	91,135,116
Morgan Stanley(4)	1,786,277	156,120,610
Morningstar, Inc.	4,694	1,282,260
MSCI, Inc.	10,000	5,028,800
Nasdaq, Inc.	79,247	14,121,815
Northern Trust Corp.	383,848	44,699,100
Raymond James Financial, Inc.	110,958	12,195,394
S&P Global, Inc.	313,888	128,750,580
SEI Investments Co.	159,600	9,609,516
State Street Corp.	215,676	18,789,693
Stifel Financial Corp.	169,194	11,488,273
T. Rowe Price Group, Inc.	395,247	59,757,394
UBS Group AG	9	176
		$ 1,621,250,814
Chemicals — 1.1%
AdvanSix, Inc.	968	$ 49,455
Air Products and Chemicals, Inc.	25,995	6,496,410
Albemarle Corp.	132,751	29,357,884
Balchem Corp.	24,992	3,416,406
Cabot Corp.	16,510	1,129,449
Celanese Corp.	23,540	3,363,160
Chemours Co. (The)	147	4,628
Corteva, Inc.	240,471	13,822,273
Dow, Inc.	75,898	4,836,220
DuPont de Nemours, Inc.	499,082	36,722,453
Eastman Chemical Co.	1,062	119,008
Ecolab, Inc.	691,468	122,085,590
FMC Corp.	817	107,493
International Flavors & Fragrances, Inc.	5,000	656,650

Eaton Vance
Tax-Managed Growth Portfolio
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals (continued)
Linde PLC	169,823	$ 54,246,561
LyondellBasell Industries NV, Class A	4,274	439,453
NewMarket Corp.	13,626	4,420,002
Nutrien, Ltd.	10,927	1,136,299
PPG Industries, Inc.	415,052	54,400,866
RPM International, Inc.	3,433	279,583
Scotts Miracle-Gro Co. (The)	136	16,723
Sherwin-Williams Co. (The)	176,933	44,166,015
Westlake Corp.	1,000	123,400
		$ 381,395,981
Commercial Services & Supplies — 0.3%
Brady Corp., Class A	258	$ 11,938
Cintas Corp.	618	262,891
Copart, Inc.(1)	4,771	598,617
HNI Corp.	108,151	4,006,995
IAA, Inc.(1)	310	11,858
Pitney Bowes, Inc.	1,365	7,098
Republic Services, Inc.	4,227	560,077
Rollins, Inc.	60,814	2,131,531
Stericycle, Inc.(1)	8,000	471,360
Waste Connections, Inc.	115,655	16,157,003
Waste Management, Inc.	498,531	79,017,163
		$ 103,236,531
Communications Equipment — 2.2%
Arista Networks, Inc.(1)	4,136,174	$ 574,845,463
Cisco Systems, Inc.	3,599,093	200,685,426
Juniper Networks, Inc.	285,300	10,601,748
Motorola Solutions, Inc.	51,820	12,550,804
Nokia Oyj ADR(1)	192	1,048
		$ 798,684,489
Construction & Engineering — 0.0%(2)
Fluor Corp.(1)	3,250	$ 93,242
Quanta Services, Inc.	2,649	348,635
		$ 441,877
Construction Materials — 0.0%(2)
Vulcan Materials Co.	62,993	$ 11,571,814
		$ 11,571,814
Consumer Finance — 0.9%
American Express Co.	951,689	$ 177,965,843
Capital One Financial Corp.	72,808	9,558,962
Discover Financial Services	1,045,672	115,222,598
Security	Shares	Value
Consumer Finance (continued)
LendingClub Corp.(1)	15,938	$ 251,501
Synchrony Financial	85,838	2,988,021
		$ 305,986,925
Containers & Packaging — 0.1%
Amcor PLC	940,774	$ 10,658,969
AptarGroup, Inc.	65,000	7,637,500
Avery Dennison Corp.	5,508	958,227
Ball Corp.	63,819	5,743,710
Crown Holdings, Inc.	13,787	1,724,616
International Paper Co.	35,524	1,639,433
Packaging Corp. of America	12,273	1,915,938
Sealed Air Corp.	27,104	1,814,884
Sonoco Products Co.	2,297	143,700
WestRock Co.	22,073	1,038,093
		$ 33,275,070
Distributors — 0.0%(2)
Genuine Parts Co.	22,932	$ 2,889,891
LKQ Corp.	81,118	3,683,568
Pool Corp.	10,691	4,520,689
		$ 11,094,148
Diversified Consumer Services — 0.0%(2)
Bright Horizons Family Solutions, Inc.(1)	6,150	$ 816,043
H&R Block, Inc.	3,429	89,291
Service Corp. International	16,140	1,062,335
		$ 1,967,669
Diversified Financial Services — 2.8%
Apollo Global Management, Inc.	37,481	$ 2,323,447
Berkshire Hathaway, Inc., Class A(1)	605	319,997,205
Berkshire Hathaway, Inc., Class B(1)	1,981,825	699,405,861
		$ 1,021,726,513
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	1,204,889	$ 28,471,527
Liberty Latin America, Ltd., Class A(1)	1,546	14,996
Liberty Latin America, Ltd., Class C(1)	4,825	46,272
Lumen Technologies, Inc.	4,871	54,896
Verizon Communications, Inc.	952,992	48,545,413
		$ 77,133,104
Electric Utilities — 0.8%
ALLETE, Inc.	16,987	$ 1,137,789
Constellation Energy Common Stock	10,429	586,631

Eaton Vance
Tax-Managed Growth Portfolio
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities (continued)
Duke Energy Corp.	866,777	$ 96,784,320
Edison International	507,313	35,562,641
Entergy Corp.	2,640	308,220
Exelon Corp.	31,288	1,490,248
IDACORP, Inc.	140	16,151
NextEra Energy, Inc.	1,562,890	132,392,412
NRG Energy, Inc.	3,136	120,297
Portland General Electric Co.	20,000	1,103,000
PPL Corp.	2,700	77,112
Southern Co. (The)	78,747	5,709,945
Xcel Energy, Inc.	265,196	19,139,195
		$ 294,427,961
Electrical Equipment — 0.8%
Acuity Brands, Inc.	9,321	$ 1,764,465
AMETEK, Inc.	68,380	9,106,848
Eaton Corp. PLC	91,552	13,893,932
Emerson Electric Co.	2,104,836	206,379,170
Generac Holdings, Inc.(1)	2,476	736,016
Hubbell, Inc.	62,461	11,478,458
nVent Electric PLC	4	139
Rockwell Automation, Inc.	139,557	39,080,147
		$ 282,439,175
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	24,679	$ 1,859,563
Badger Meter, Inc.	4,500	448,695
CDW Corp.	144,442	25,839,229
Corning, Inc.	1,489,441	54,975,267
IPG Photonics Corp.(1)	17,003	1,866,249
Keysight Technologies, Inc.(1)	12,706	2,007,167
Knowles Corp.(1)	1	22
Littelfuse, Inc.	52,675	13,137,672
Littelfuse, Inc.(3)	39,181	9,772,133
TE Connectivity, Ltd.	63,805	8,357,179
Teledyne Technologies, Inc.(1)	145	68,531
Trimble, Inc.(1)	15,062	1,086,573
Trimble, Inc.(3)	183,372	13,228,456
Vontier Corp.	3,985	101,179
Zebra Technologies Corp., Class A(1)	50,775	21,005,618
		$ 153,753,533
Energy Equipment & Services — 0.1%
ChampionX Corp.(1)	10,853	$ 265,681
Core Laboratories NV	16,652	526,703
Expro Group Holdings N.V.(1)	250,000	4,445,000
Security	Shares	Value
Energy Equipment & Services (continued)
Halliburton Co.	188,786	$ 7,149,326
NOV, Inc.	5,400	105,894
Schlumberger NV	811,757	33,533,682
Transocean, Ltd.(1)	3,548	16,214
		$ 46,042,500
Entertainment — 1.8%
Activision Blizzard, Inc.	158,823	$ 12,723,310
Discovery, Inc., Class A(1)	97,615	2,432,566
Discovery, Inc., Class C(1)	255,207	6,372,518
Electronic Arts, Inc.	150,119	18,991,555
Liberty Braves Group, Series A(1)	1,236	35,572
Liberty Braves Group, Series C(1)	2,473	69,021
Live Nation Entertainment, Inc.(1)	20,744	2,440,324
NetEase, Inc. ADR	510	45,742
Netflix, Inc.(1)	234,951	88,010,295
ROBLOX Corp., Class A(1)	905,777	41,883,128
Roku, Inc., Class A(1)	26,288	3,293,098
Spotify Technology S.A.(1)	92,198	13,923,742
Walt Disney Co. (The)(1)	3,420,691	469,181,978
Zynga, Inc., Class A(1)	193,100	1,784,244
		$ 661,187,093
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Homes 4 Rent, Class A	166,000	$ 6,644,980
American Tower Corp.	62,496	15,700,245
American Tower Corp.(3)	33,660	8,456,065
AvalonBay Communities, Inc.	7,000	1,738,590
Boston Properties, Inc.	60	7,728
Brixmor Property Group, Inc.	45,000	1,161,450
Broadstone Net Lease, Inc.	19,453	423,686
Crown Castle International Corp.	209	38,581
Equinix, Inc.	990	734,204
Extra Space Storage, Inc.	1,800	370,080
Federal Realty Investment Trust	1,300	158,691
Host Hotels & Resorts, Inc.	528,986	10,278,198
Mid-America Apartment Communities, Inc.	457	95,719
National Storage Affiliates(3)	170,000	10,663,865
ProLogis, Inc.	40,687	6,570,137
Public Storage	8,114	3,166,732
Realty Income Corp.	100,779	6,983,985
Regency Centers Corp.	405	28,893
SBA Communications Corp.	5,700	1,961,370
Simon Property Group, Inc.	7,467	982,358
Sun Communities, Inc.	86,445	15,152,944
		$ 91,318,501

Eaton Vance
Tax-Managed Growth Portfolio
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	950,278	$ 547,217,586
Kroger Co. (The)	663,926	38,089,435
Sprouts Farmers Market, Inc.(1)	545,629	17,449,216
Sysco Corp.	644,036	52,585,539
Walgreens Boots Alliance, Inc.	428,589	19,187,930
Walmart, Inc.	55,097	8,205,045
		$ 682,734,751
Food Products — 1.2%
Archer-Daniels-Midland Co.	137,778	$ 12,435,842
Campbell Soup Co.	748,065	33,341,257
Conagra Brands, Inc.	699,690	23,488,593
Flowers Foods, Inc.	586,273	15,073,079
General Mills, Inc.	170,898	11,573,212
Hain Celestial Group, Inc. (The)(1)	17,240	593,056
Hershey Co. (The)	219,063	47,455,618
Hormel Foods Corp.	366,066	18,867,042
J&J Snack Foods Corp.	33,410	5,181,891
JM Smucker Co. (The)	19,721	2,670,421
Kellogg Co.	72,821	4,696,226
Kraft Heinz Co. (The)	106,315	4,187,748
Lamb Weston Holdings, Inc.	139,408	8,351,933
McCormick & Co., Inc., Non Voting Shares	168,759	16,842,148
Mondelez International, Inc., Class A	1,226,670	77,010,343
Nestle S.A.	1,118,348	145,406,112
Tyson Foods, Inc., Class A	27,528	2,467,335
Tyson Foods, Inc., Class A(3)	22,540	2,019,654
		$ 431,661,510
Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	2,012,473	$ 238,196,304
ABIOMED, Inc.(1)	109,299	36,204,201
Alcon, Inc.	22,924	1,818,561
Align Technology, Inc.(1)	19,002	8,284,872
Avanos Medical, Inc.(1)	542	18,157
Baxter International, Inc.	39,578	3,068,878
Becton, Dickinson and Co.	149,957	39,888,562
Boston Scientific Corp.(1)	480,643	21,287,678
DENTSPLY SIRONA, Inc.	126,017	6,202,557
Dexcom, Inc.(1)	129,817	66,414,377
Edwards Lifesciences Corp.(1)	31,569	3,716,303
IDEXX Laboratories, Inc.(1)	17,216	9,418,185
Inari Medical, Inc.(1)	488,894	44,313,352
Inari Medical, Inc.(1)(3)	22,222	2,013,547
Insulet Corp.(1)	10,198	2,716,645
Integra LifeSciences Holdings Corp.	2,955,898	189,946,006
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Intuitive Surgical, Inc.(1)	527,589	$ 159,163,050
Medtronic PLC	547,119	60,702,853
Penumbra, Inc.(1)	93,193	20,700,961
ResMed, Inc.	21,670	5,255,192
Smith & Nephew PLC ADR	5,500	175,450
Stryker Corp.	342,834	91,656,670
Teleflex, Inc.	14,475	5,136,164
Zimmer Biomet Holdings, Inc.	151,840	19,420,336
Zimvie, Inc.(1)	15,283	349,064
		$ 1,036,067,925
Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc.(1)	32,000	$ 2,096,960
Anthem, Inc.	147,908	72,655,368
Cardinal Health, Inc.	29,103	1,650,140
Centene Corp.(1)	171,673	14,453,150
Cigna Corp.	48,359	11,587,300
Covetrus, Inc.(1)	10,511	176,480
CVS Health Corp.	1,900,278	192,327,136
DaVita, Inc.(1)	246,671	27,900,957
Ensign Group, Inc. (The)	51,487	4,634,345
Guardant Health, Inc.(1)	145,805	9,658,123
HCA Healthcare, Inc.	211,352	52,969,038
Henry Schein, Inc.(1)	26,348	2,297,282
Humana, Inc.	2,441	1,062,250
Laboratory Corp. of America Holdings(1)	2,067	544,985
McKesson Corp.	150,389	46,038,585
Molina Healthcare, Inc.(1)	18,585	6,199,770
Oak Street Health, Inc.(1)	734,379	19,740,108
Progyny, Inc.(1)	15,525	797,985
Tenet Healthcare Corp.(1)	32,363	2,781,923
UnitedHealth Group, Inc.	882,572	450,085,243
		$ 919,657,128
Health Care Technology — 0.0%(2)
Cerner Corp.	19,478	$ 1,822,362
Teladoc Health, Inc.(1)	100,320	7,236,081
Veeva Systems, Inc., Class A(1)	32,508	6,906,650
		$ 15,965,093
Hotels, Restaurants & Leisure — 3.2%
Airbnb, Inc., Class A(1)	236,236	$ 40,575,895
Aramark	148,020	5,565,552
Booking Holdings, Inc.(1)	52,411	123,084,613
Carnival Corp.(1)	22,069	446,235
Chipotle Mexican Grill, Inc.(1)	120,458	190,568,170

Eaton Vance
Tax-Managed Growth Portfolio
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Choice Hotels International, Inc.	49,631	$ 7,035,690
Darden Restaurants, Inc.	77,690	10,328,885
Domino's Pizza, Inc.	3,071	1,249,928
DraftKings, Inc., Class A(1)	550	10,708
Expedia Group, Inc.(1)	94,689	18,527,797
Hilton Worldwide Holdings, Inc.(1)	106,201	16,114,940
Hyatt Hotels Corp., Class A(1)	1,353,442	129,186,039
Marriott International, Inc., Class A(1)	1,263,824	222,117,068
McDonald's Corp.	145,768	36,045,511
MGM Resorts International	892,202	37,418,952
Penn National Gaming, Inc.(1)	30,956	1,313,153
Royal Caribbean Cruises, Ltd.(1)	1,900	159,182
Starbucks Corp.	2,552,969	232,243,590
Texas Roadhouse, Inc.	417,127	34,926,044
Trip.com Group, Ltd. ADR(1)	5,200	120,224
Yum China Holdings, Inc.	368,379	15,302,464
Yum! Brands, Inc.	151,530	17,960,851
		$ 1,140,301,491
Household Durables — 0.1%
D.R. Horton, Inc.	43,075	$ 3,209,518
Helen of Troy, Ltd.(1)	645	126,317
Leggett & Platt, Inc.	94,579	3,291,349
Lennar Corp., Class A	48,693	3,952,411
Lennar Corp., Class B	21	1,435
Mohawk Industries, Inc.(1)	20,864	2,591,309
Newell Brands, Inc.	123,465	2,643,386
NVR, Inc.(1)	1,822	8,139,366
PulteGroup, Inc.	222,055	9,304,104
Tempur Sealy International, Inc.	680,430	18,997,606
Toll Brothers, Inc.	4,378	205,853
Whirlpool Corp.	1,646	284,396
		$ 52,747,050
Household Products — 1.6%
Church & Dwight Co., Inc.	197,268	$ 19,604,494
Clorox Co. (The)	20,683	2,875,557
Colgate-Palmolive Co.	2,828,478	214,483,487
Energizer Holdings, Inc.	10,496	322,857
Kimberly-Clark Corp.	108,792	13,398,823
Procter & Gamble Co. (The)	2,188,878	334,460,558
		$ 585,145,776
Independent Power and Renewable Electricity Producers — 0.0%(2)
AES Corp. (The)	1,730	$ 44,513
		$ 44,513
Security	Shares	Value
Industrial Conglomerates — 0.7%
3M Co.	705,912	$ 105,096,179
General Electric Co.	719,356	65,821,074
Honeywell International, Inc.	401,944	78,210,263
Roper Technologies, Inc.	27,342	12,911,713
		$ 262,039,229
Insurance — 1.5%
Aegon NV ADR	5	$ 27
Aflac, Inc.	921,116	59,310,659
Alleghany Corp.(1)	3,985	3,375,295
Allstate Corp. (The)	20,953	2,902,200
American International Group, Inc.	139,041	8,727,604
Aon PLC, Class A	177,916	57,934,787
Arch Capital Group, Ltd.(1)	286,437	13,869,280
Arthur J. Gallagher & Co.	540,259	94,329,221
Assurant, Inc.	13,599	2,472,706
Brighthouse Financial, Inc.(1)	936	48,354
Brookfield Asset Management Reinsurance Partners, Ltd., Class A	1,615	92,378
Brown & Brown, Inc.	407	29,414
Chubb, Ltd.	61,587	13,173,459
Cincinnati Financial Corp.	87,640	11,915,534
Fidelity National Financial, Inc.	58,987	2,880,925
First American Financial Corp.	1,227	79,534
Globe Life, Inc.	130,106	13,088,664
Hartford Financial Services Group, Inc.	218,798	15,711,884
Lincoln National Corp.	54,007	3,529,898
Markel Corp.(1)	23,895	35,250,860
Marsh & McLennan Cos., Inc.	286,904	48,894,180
MetLife, Inc.	18,779	1,319,788
Old Republic International Corp.	57,300	1,482,351
Principal Financial Group, Inc.	12,517	918,873
Progressive Corp. (The)	983,264	112,082,263
Prudential Financial, Inc.	22,159	2,618,529
Reinsurance Group of America, Inc.	6,425	703,281
Travelers Cos., Inc. (The)	145,081	26,510,651
Trisura Group, Ltd.(1)	496	13,630
W.R. Berkley Corp.	43,875	2,921,636
Willis Towers Watson PLC	70	16,535
		$ 536,204,400
Interactive Media & Services — 7.9%
Alphabet, Inc., Class A(1)	314,506	$ 874,751,263
Alphabet, Inc., Class C(1)	418,860	1,169,871,792
Baidu, Inc. ADR(1)	140,152	18,542,110
CarGurus, Inc.(1)	37,803	1,605,115

Eaton Vance
Tax-Managed Growth Portfolio
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services (continued)
Cars.com, Inc.(1)	400	$ 5,772
IAC/InterActiveCorp.(1)	13,536	1,357,390
Match Group, Inc.(1)	527,012	57,307,285
Meta Platforms, Inc., Class A(1)	2,683,898	596,791,559
Pinterest, Inc., Class A(1)	2,540,426	62,519,884
Snap, Inc., Class A(1)	629,323	22,649,335
Twitter, Inc.(1)	110,868	4,289,483
Vimeo, Inc.(1)	97,055	1,153,013
Yelp, Inc.(1)	149,508	5,099,718
ZipRecruiter, Inc., Class A(1)	270,000	6,204,600
		$ 2,822,148,319
Internet & Direct Marketing Retail — 4.2%
Alibaba Group Holding, Ltd. ADR(1)	352,940	$ 38,399,872
Altaba, Inc.(5)	114,070	667,310
Amazon.com, Inc.(1)	434,008	1,414,844,380
DoorDash, Inc., Class A(1)	133,033	15,590,137
eBay, Inc.	330,475	18,922,998
Etsy, Inc.(1)	10,937	1,359,250
Qurate Retail, Inc., Series A	99,802	475,058
Wayfair, Inc., Class A(1)	66,699	7,388,915
		$ 1,497,647,920
IT Services — 4.0%
Accenture PLC, Class A	1,056,535	$ 356,295,298
Affirm Holdings, Inc.(1)	379,636	17,569,554
Akamai Technologies, Inc.(1)	257,635	30,759,043
Alliance Data Systems Corp.	686	38,519
Amdocs, Ltd.	43,944	3,612,636
Automatic Data Processing, Inc.	309,479	70,418,852
Block, Inc., Class A(1)	434,159	58,871,960
Broadridge Financial Solutions, Inc.	108,127	16,836,455
CGI, Inc.(1)	200	15,966
Cognizant Technology Solutions Corp., Class A	25,858	2,318,687
Fidelity National Information Services, Inc.	22,757	2,285,258
Fiserv, Inc.(1)	871,834	88,403,967
Gartner, Inc.(1)	7,866	2,339,820
Global Payments, Inc.	46,403	6,349,786
International Business Machines Corp.	580,454	75,470,629
Jack Henry & Associates, Inc.	76,657	15,105,262
Kyndryl Holdings, Inc.(1)	96,008	1,259,625
Mastercard, Inc., Class A	216,265	77,288,786
Okta, Inc.(1)	319,829	48,281,386
Paychex, Inc.	45,650	6,229,855
PayPal Holdings, Inc.(1)	1,000,109	115,662,606
Sabre Corp.(1)	207,290	2,369,325
Security	Shares	Value
IT Services (continued)
Shopify, Inc., Class A(1)	12,524	$ 8,465,723
Snowflake, Inc., Class A(1)	125,608	28,780,561
Twilio, Inc., Class A(1)	555,411	91,537,287
VeriSign, Inc.(1)	5,954	1,324,527
Visa, Inc., Class A	1,445,774	320,629,300
Western Union Co. (The)	21,882	410,069
		$ 1,448,930,742
Leisure Products — 0.1%
Callaway Golf Co.(1)	1,165,163	$ 27,288,117
Hasbro, Inc.	8,235	674,611
Mattel, Inc.(1)	10,936	242,889
Polaris, Inc.	79,672	8,391,055
		$ 36,596,672
Life Sciences Tools & Services — 1.6%
10X Genomics, Inc., Class A(1)	527,021	$ 40,090,487
Agilent Technologies, Inc.	681,925	90,239,135
Avantor, Inc.(1)	120,000	4,058,400
Bio-Rad Laboratories, Inc., Class A(1)	52	29,288
Bio-Techne Corp.	5,825	2,522,458
Charles River Laboratories International, Inc.(1)	239	67,869
Danaher Corp.	428,347	125,647,026
Illumina, Inc.(1)	104,120	36,379,528
IQVIA Holdings, Inc.(1)	67,352	15,572,456
Mettler-Toledo International, Inc.(1)	1,000	1,373,190
NeoGenomics, Inc.(1)	197,625	2,401,144
PerkinElmer, Inc.	182,718	31,876,982
Thermo Fisher Scientific, Inc.	350,086	206,778,296
Waters Corp.(1)	730	226,585
West Pharmaceutical Services, Inc.	22,861	9,389,241
		$ 566,652,085
Machinery — 1.7%
Caterpillar, Inc.	404,679	$ 90,170,575
Cummins, Inc.	1,688	346,226
Daimler Truck Holding AG ADR(1)	18,000	253,800
Deere & Co.	230,029	95,567,848
Donaldson Co., Inc.	184,029	9,556,626
Dover Corp.	385,957	60,556,653
Fortive Corp.	33,376	2,033,600
Illinois Tool Works, Inc.	1,283,606	268,787,096
Ingersoll Rand, Inc.	171,492	8,634,622
Lincoln Electric Holdings, Inc.	53,660	7,394,885
Middleby Corp.(1)	2,000	327,880
Nordson Corp.	4,500	1,021,860

Eaton Vance
Tax-Managed Growth Portfolio
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Otis Worldwide Corp.	436,384	$ 33,579,749
PACCAR, Inc.	186,094	16,389,299
Parker-Hannifin Corp.	25,846	7,334,061
Pentair PLC	75	4,066
Snap-on, Inc.	29,674	6,097,413
Stanley Black & Decker, Inc.	288	40,259
Trinity Industries, Inc.	11,100	381,396
Westinghouse Air Brake Technologies Corp.	14,204	1,365,999
Xylem, Inc.	112,897	9,625,598
		$ 619,469,511
Media — 0.3%
Charter Communications, Inc., Class A(1)	5,478	$ 2,988,359
Comcast Corp., Class A	1,312,249	61,439,498
Fox Corp., Class A	50,412	1,988,753
Interpublic Group of Cos., Inc. (The)	976	34,599
Liberty Broadband Corp., Series A(1)	1	131
Liberty Broadband Corp., Series C(1)	1	135
Loyalty Ventures, Inc.(1)	274	4,529
News Corp., Class A	32,024	709,332
Omnicom Group, Inc.	16,403	1,392,287
Paramount Global, Class B	612,221	23,148,076
Sirius XM Holdings, Inc.	1	7
TEGNA, Inc.	1,201	26,902
		$ 91,732,608
Metals & Mining — 0.2%
Alcoa Corp.	159	$ 14,315
Arconic Corp.(1)	1	26
Cleveland-Cliffs, Inc.(1)	278,121	8,958,277
Freeport-McMoRan, Inc.	112,863	5,613,806
Glencore PLC	598,405	3,893,644
Newmont Corp.	103	8,183
Nucor Corp.	242,095	35,987,422
Steel Dynamics, Inc.	232,124	19,366,105
		$ 73,841,778
Multiline Retail — 0.1%
Dollar General Corp.	347	$ 77,253
Dollar Tree, Inc.(1)	147,240	23,580,486
Nordstrom, Inc.	3,192	86,535
Target Corp.	45,957	9,752,994
		$ 33,497,268
Multi-Utilities — 0.4%
Consolidated Edison, Inc.	524,468	$ 49,656,630
Security	Shares	Value
Multi-Utilities (continued)
Dominion Energy, Inc.	899,105	$ 76,396,952
DTE Energy Co.	77,124	10,196,564
NiSource, Inc.	828	26,331
Public Service Enterprise Group, Inc.	5,381	376,670
Sempra Energy	66,344	11,153,753
WEC Energy Group, Inc.	15,006	1,497,749
		$ 149,304,649
Oil, Gas & Consumable Fuels — 2.5%
Antero Resources Corp.(1)	1,341,986	$ 40,970,833
Cheniere Energy, Inc.	646,186	89,593,689
Chevron Corp.	1,055,588	171,881,394
ConocoPhillips	599,015	59,901,500
Devon Energy Corp.	52,390	3,097,821
Diamondback Energy, Inc.	28,916	3,963,805
DT Midstream, Inc.(1)	38,562	2,092,374
Enbridge, Inc.	4,983	229,666
EOG Resources, Inc.	1,121,814	133,753,883
EQT Corp.	172,074	5,921,066
Equitrans Midstream Corp.	144,379	1,218,559
Exxon Mobil Corp.	3,625,713	299,447,637
Hess Corp.	53,310	5,706,302
HF Sinclair Corp.(1)	9,171	365,464
Kinder Morgan, Inc.	120,691	2,282,267
Magnolia Oil & Gas Corp., Class A	245,547	5,807,187
Marathon Oil Corp.	8,775	220,340
Marathon Petroleum Corp.	205,831	17,598,550
Murphy Oil Corp.	65,112	2,629,874
Occidental Petroleum Corp.	54,409	3,087,167
Phillips 66	202,729	17,513,758
Pioneer Natural Resources Co.	30,687	7,672,671
Range Resources Corp.(1)	664,831	20,197,566
Shell PLC	100	5,493
Southwestern Energy Co.(1)	399	2,861
Valero Energy Corp.	15,809	1,605,246
Williams Cos., Inc. (The)	30,025	1,003,135
		$ 897,770,108
Paper and Forest Products — 0.0%(2)
Sylvamo Corp.(1)	3,229	$ 107,461
		$ 107,461
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	121,099	$ 32,977,680
Unilever PLC ADR	70,897	3,230,776
		$ 36,208,456

Eaton Vance
Tax-Managed Growth Portfolio
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals — 4.6%
AstraZeneca PLC ADR	1,319,364	$ 87,526,608
Bausch Health Cos., Inc.(1)	4,389	100,289
Bristol-Myers Squibb Co.	2,591,211	189,236,139
Catalent, Inc.(1)	45,943	5,095,079
Eli Lilly & Co.	2,111,009	604,529,647
GlaxoSmithKline PLC ADR	11,863	516,752
Johnson & Johnson	2,654,289	470,419,640
Mallinckrodt PLC(1)	6	1
Merck & Co., Inc.	1,694,557	139,038,402
Novartis AG ADR	145,139	12,735,947
Novo Nordisk A/S ADR	56,211	6,242,232
Organon & Co.	165,641	5,785,840
Pfizer, Inc.	2,327,537	120,496,591
Reata Pharmaceuticals, Inc., Class A(1)	4,694	153,775
Roche Holding AG ADR	35,808	1,769,273
Sanofi ADR	6,100	313,174
Takeda Pharmaceutical Co., Ltd. ADR	11,050	158,236
Teva Pharmaceutical Industries, Ltd. ADR(1)	5,106	47,945
Viatris, Inc.	141,733	1,542,055
Zoetis, Inc.	12,994	2,450,538
Zoetis, Inc.(3)	54,359	10,251,564
		$ 1,658,409,727
Professional Services — 0.3%
ASGN, Inc.(1)	284,823	$ 33,241,692
Booz Allen Hamilton Holding Corp., Class A	102,820	9,031,709
CACI International, Inc., Class A(1)	13,584	4,092,316
CACI International, Inc., Class A(1)(3)	6,200	1,867,812
Equifax, Inc.	9,164	2,172,784
Jacobs Engineering Group, Inc.	85,615	11,798,603
Nielsen Holdings PLC	2,000	54,480
Thomson Reuters Corp.	181,943	19,804,496
Verisk Analytics, Inc.	109,365	23,473,010
		$ 105,536,902
Real Estate Management & Development — 0.0%(2)
Zillow Group, Inc., Class A(1)	10,638	$ 513,071
Zillow Group, Inc., Class C(1)	21,276	1,048,694
		$ 1,561,765
Road & Rail — 1.4%
Canadian National Railway Co.	124,084	$ 16,644,628
Canadian Pacific Railway, Ltd.	8,922	736,422
CSX Corp.	1,941,449	72,707,265
J.B. Hunt Transport Services, Inc.	10,348	2,077,775
Lyft, Inc., Class A(1)	160,326	6,156,518
Security	Shares	Value
Road & Rail (continued)
Norfolk Southern Corp.	353,760	$ 100,899,427
Norfolk Southern Corp.(3)	3,953	1,127,475
Uber Technologies, Inc.(1)	3,699,519	131,998,838
Union Pacific Corp.	672,507	183,735,638
XPO Logistics, Inc.(1)	67,458	4,910,942
		$ 520,994,928
Semiconductors & Semiconductor Equipment — 5.8%
Advanced Micro Devices, Inc.(1)	64,937	$ 7,100,212
Analog Devices, Inc.	489,837	80,911,276
Applied Materials, Inc.	295,200	38,907,360
ASML Holding NV - NY Shares	12,572	8,397,216
Broadcom, Inc.	121,474	76,489,748
Cirrus Logic, Inc.(1)	50,300	4,264,937
Enphase Energy, Inc.(1)	54,000	10,896,120
Intel Corp.	6,112,574	302,939,167
KLA Corp.	305	111,648
Lam Research Corp.	82,291	44,240,465
Marvell Technology, Inc.	95,691	6,862,002
Microchip Technology, Inc.	1,114,568	83,748,640
Micron Technology, Inc.	386,114	30,074,419
Micron Technology, Inc.(3)	11,829	920,854
Monolithic Power Systems, Inc.	4,000	1,942,720
NVIDIA Corp.	2,578,252	703,501,841
NXP Semiconductors NV	14,754	2,730,670
ON Semiconductor Corp.(1)	83,181	5,207,962
Qorvo, Inc.(1)	13,586	1,686,023
QUALCOMM, Inc.	3,255,834	497,556,552
Silicon Laboratories, Inc.(1)	67,435	10,128,737
Skyworks Solutions, Inc.	1,000	133,280
Teradyne, Inc.	1,200	141,876
Texas Instruments, Inc.	952,005	174,673,877
		$ 2,093,567,602
Software — 8.9%
Adobe, Inc.(1)	430,743	$ 196,255,126
ANSYS, Inc.(1)	154,179	48,974,959
Autodesk, Inc.(1)	33,663	7,215,664
Box, Inc., Class A(1)	106,049	3,081,784
Cadence Design Systems, Inc.(1)	706,875	116,252,663
CDK Global, Inc.	3	146
Cerence, Inc.(1)	783	28,266
Check Point Software Technologies, Ltd.(1)	151,951	21,008,745
Citrix Systems, Inc.	11,798	1,190,418
Coupa Software, Inc.(1)	54,504	5,539,242
Crowdstrike Holdings, Inc., Class A(1)	433,003	98,326,321

Eaton Vance
Tax-Managed Growth Portfolio
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
DocuSign, Inc.(1)	1,153,161	$ 123,526,606
Dolby Laboratories, Inc., Class A	1,232	96,367
Dropbox, Inc., Class A(1)	3,191,403	74,200,120
Envestnet, Inc.(1)	87,353	6,502,557
Fortinet, Inc.(1)	27,784	9,494,904
Guidewire Software, Inc.(1)	66,045	6,249,178
Intuit, Inc.	127,387	61,252,765
Mandiant, Inc.(1)	331,973	7,406,318
Manhattan Associates, Inc.(1)	77,673	10,774,022
Microsoft Corp.	4,849,889	1,495,269,278
Mimecast, Ltd.(1)	34,653	2,756,993
nCino, Inc.(1)	25,000	1,024,500
NCR Corp.(1)	190	7,636
NortonLifeLock, Inc.	121,379	3,218,971
Nutanix, Inc., Class A(1)	18,402	493,542
Olo, Inc., Class A(1)	64,200	850,650
Oracle Corp.	437,234	36,172,369
Palantir Technologies, Inc., Class A(1)	3,040,678	41,748,509
Palo Alto Networks, Inc.(1)	277,551	172,778,273
Paycom Software, Inc.(1)	552,844	191,494,105
RingCentral, Inc., Class A(1)	18,835	2,207,650
salesforce.com, inc.(1)	331,317	70,345,225
SAP SE ADR	2,796	310,244
ServiceNow, Inc.(1)	219,854	122,434,494
Smartsheet, Inc., Class A(1)	227,811	12,479,487
Splunk, Inc.(1)	412,415	61,288,993
Synopsys, Inc.(1)	34,898	11,630,456
Teradata Corp.(1)	318	15,674
Tyler Technologies, Inc.(1)	232,333	103,362,628
VMware, Inc., Class A	9,304	1,059,446
Workday, Inc., Class A(1)	241,399	57,805,405
Zscaler, Inc.(1)	94,213	22,731,713
Zscaler, Inc.(1)(3)	10,000	2,412,800
		$ 3,211,275,212
Specialty Retail — 2.2%
Advance Auto Parts, Inc.	16,346	$ 3,382,968
AutoNation, Inc.(1)	18,044	1,796,822
AutoZone, Inc.(1)	2,520	5,152,342
Bath & Body Works, Inc.	279,143	13,343,035
Bed Bath & Beyond, Inc.(1)	22,000	495,660
Best Buy Co., Inc.	343,446	31,219,241
Burlington Stores, Inc.(1)	22,388	4,078,422
CarMax, Inc.(1)	25,710	2,480,501
Dick's Sporting Goods, Inc.	64,327	6,433,987
Gap, Inc. (The)	75,000	1,056,000
Security	Shares	Value
Specialty Retail (continued)
Home Depot, Inc. (The)	135,102	$ 40,440,082
Lithia Motors, Inc., Class A	80	24,010
Lowe's Cos., Inc.	1,162,760	235,098,444
O'Reilly Automotive, Inc.(1)	191,239	130,991,066
O'Reilly Automotive, Inc.(1)(3)	59,492	40,749,640
Ross Stores, Inc.	582,159	52,662,103
Signet Jewelers, Ltd.	65,986	4,797,182
TJX Cos., Inc. (The)	1,700,811	103,035,130
Tractor Supply Co.	248,742	58,048,921
Ulta Beauty, Inc.(1)	96,964	38,613,004
Victoria's Secret & Co.(1)	88,445	4,542,535
		$ 778,441,095
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc.	13,965,248	$ 2,438,471,953
Dell Technologies, Inc., Class C(1)	20,826	1,045,257
Hewlett Packard Enterprise Co.	392,470	6,558,174
Logitech International S.A.	2,406	177,514
NetApp, Inc.	78,200	6,490,600
Pure Storage, Inc., Class A(1)	1,300,000	45,903,000
Seagate Technology Holdings PLC	6,282	564,752
		$ 2,499,211,250
Textiles, Apparel & Luxury Goods — 1.2%
Columbia Sportswear Co.(3)	19,096	$ 1,728,761
Hanesbrands, Inc.	172,884	2,574,243
Kontoor Brands, Inc.	37,542	1,552,361
Levi Strauss & Co., Class A	168,000	3,319,680
Lululemon Athletica, Inc.(1)	6,878	2,512,052
NIKE, Inc., Class B	2,956,198	397,786,003
PVH Corp.	16	1,226
Skechers USA, Inc., Class A(1)	100,000	4,076,000
Skechers USA, Inc., Class A(1)(3)	45,345	1,848,262
Skechers USA, Inc., Class A(1)(3)	50,000	2,038,000
Tapestry, Inc.	522	19,392
Under Armour, Inc., Class C(1)	500	7,780
VF Corp.	309,743	17,611,987
		$ 435,075,747
Thrifts & Mortgage Finance — 0.0%(2)
Essent Group, Ltd.	96,312	$ 3,969,018
		$ 3,969,018
Tobacco — 0.5%
Altria Group, Inc.	961,244	$ 50,224,999

Eaton Vance
Tax-Managed Growth Portfolio
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Tobacco (continued)
British American Tobacco PLC ADR	3	$ 126
Philip Morris International, Inc.	1,202,018	112,917,571
		$ 163,142,696
Trading Companies & Distributors — 0.4%
Fastenal Co.	2,049,875	$ 121,762,575
NOW, Inc.(1)	944	10,412
United Rentals, Inc.(1)	6,508	2,311,707
W.W. Grainger, Inc.	11,866	6,120,364
		$ 130,205,058
Water Utilities — 0.0%(2)
American Water Works Co., Inc.	23,388	$ 3,871,416
Essential Utilities, Inc.	500	25,565
		$ 3,896,981
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, Series L ADR	15,204	$ 321,565
Rogers Communications, Inc., Class B	750	42,562
T-Mobile US, Inc.(1)	148,717	19,087,827
Vodafone Group PLC ADR	5	83
		$ 19,452,037
Total Common Stocks (identified cost $17,256,844,159)		$35,653,489,675

Preferred Stocks — 0.0%(2)
Security	Shares	Value
Internet & Direct Marketing Retail — 0.0%(2)
Qurate Retail, Inc., Series A, 8.00%	2,994	$ 257,514
Total Preferred Stocks (identified cost $168,592)		$ 257,514

Warrants — 0.0%(2)
Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%(2)
Occidental Petroleum Corp., Exp. 8/3/27(1)	2,853	$ 100,512
Total Warrants (identified cost $14,122)		$ 100,512

Short-Term Investments — 0.3%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.19%(6)	103,762,941	$ 103,752,564
Total Short-Term Investments (identified cost $103,733,513)		$ 103,752,564
Total Investments — 99.6% (identified cost $17,360,760,386)		$35,757,600,265
Other Assets, Less Liabilities — 0.4%		$ 146,032,312
Net Assets — 100.0%		$35,903,632,577
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	Restricted security.
(4)	Represents an investment in an issuer that is deemed to be an affiliate.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(6)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
Abbreviations:
ADR	– American Depositary Receipt

Eaton Vance
Tax-Managed Growth Portfolio
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Restricted Securities
At March 31, 2022, the Portfolio owned the following securities (representing 0.3% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.
Description	Date(s) of Acquisition	Eligible for Resale	Shares	Cost	Value
Common Stocks
American Tower Corp.	9/16/21	9/16/22	33,660	$ 10,000,268	$ 8,456,065
CACI International, Inc., Class A	6/17/21	6/17/22	6,200	1,636,477	1,867,812
Columbia Sportswear Co.	9/16/21	9/16/22	19,096	1,935,474	1,728,761
Exact Sciences Corp.	6/17/21	6/17/22	8,313	1,000,068	581,245
Inari Medical, Inc.	12/16/21	12/16/22	22,222	1,779,491	2,013,547
Littelfuse, Inc.	6/17/21	6/17/22	39,181	10,000,149	9,772,133
Micron Technology, Inc.	3/17/22	3/17/23	11,829	941,898	920,854
National Storage Affiliates	3/17/22	3/17/23	170,000	10,315,540	10,663,865
Norfolk Southern Corp.	9/16/21	9/16/22	3,953	982,303	1,127,475
O'Reilly Automotive, Inc.	6/17/21	6/17/22	59,492	31,782,975	40,749,640
Skechers USA, Inc., Class A	6/17/21	6/17/22	45,345	2,232,125	1,848,262
Skechers USA, Inc., Class A	9/16/21	9/16/22	50,000	2,269,138	2,038,000
Trimble, Inc.	9/16/21	9/16/22	183,372	16,843,461	13,228,456
Tyson Foods, Inc., Class A	3/17/22	3/17/23	22,540	1,965,349	2,019,654
Zoetis, Inc.	6/17/21	6/17/22	54,359	10,000,029	10,251,564
Zscaler, Inc.	6/17/21	6/17/22	10,000	2,121,320	2,412,800
Total Common Stocks				$105,806,065	$109,680,133
Total Restricted Securities				$105,806,065	$109,680,133
Affiliated Investments
At March 31, 2022, the value of the Portfolio's investment in affiliated issuers and funds was $259,873,174, which represents 0.7% of the Portfolio's net assets. Transactions in affiliated issuers and funds by the Portfolio for the fiscal year to date ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/ Units, end of period
Common Stocks
Morgan Stanley	$208,377,288	$ —	$(30,793,259)	$19,325,729	$(40,789,148)	$156,120,610	$1,452,380	1,786,277
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	97,096,177	683,853,739	(677,195,419)	(24,011)	22,078	103,752,564	41,030	103,762,941
Total				$19,301,718	$(40,767,070)	$259,873,174	$1,493,410
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

Eaton Vance
Tax-Managed Growth Portfolio
March 31, 2022
Portfolio of Investments (Unaudited) — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2022, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Communication Services	$ 3,671,653,161	$ —	$ —	$ 3,671,653,161
Consumer Discretionary	4,363,933,067	—	667,310	4,364,600,377
Consumer Staples	2,436,174,984	147,425,766	—	2,583,600,750
Energy	943,812,608	—	—	943,812,608
Financials	4,844,762,931	12,394,828	—	4,857,157,759
Health Care	4,954,098,584	2,013,547	—	4,956,112,131
Industrials	3,030,383,587	—	—	3,030,383,587
Information Technology	10,204,501,974	920,854	—	10,205,422,828
Materials	496,298,460	3,893,644	—	500,192,104
Real Estate	82,216,401	10,663,865	—	92,880,266
Utilities	447,674,104	—	—	447,674,104
Total Common Stocks	$35,475,509,861	$177,312,504**	$667,310	$35,653,489,675
Preferred Stocks	$ 257,514	$ —	$ —	$ 257,514
Warrants	100,512	—	—	100,512
Short-Term Investments	—	103,752,564	—	103,752,564
Total Investments	$35,475,867,887	$ 281,065,068	$667,310	$35,757,600,265
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2022 is not presented.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.